Other Liabilities	12 Months Ended
Mar. 31, 2022
Other Liabilities [Abstract]
Other Liabilities

11. Other liabilities

Other current liabilities, consists of the following:

	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Derivative liability (See Note 25)	961	2,499	32.9
Provision for employee benefits	8	11	0.1
Provision for SAR to employees (See Note 21)	95	844	11.1
Payable to statutory authorities	126	291	3.8
Other payables	737	1,364	18.1
Total	1,927	5,009	66.0

Other non-current liabilities, consists of the following:

	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Derivative liability (See Note 25)	251	7	0.1
Provision for SAR to employees (See Note 21)	1,122	-	-
Provision for gratuity	46	53	0.7
Provision for compensated absences	40	38	0.5
Total	1,459	98	1.3